OFI Global Asset Management, Inc.

225 Liberty Street, 11th Floor

New York, NY 10281-1008

February 2, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Oppenheimer Municipal Fund on behalf of its series, Oppenheimer Rochester Limited Term Municipal Fund (the “Registrant”)
Reg. No. 33-08054; File No. 811-4803

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 26, 2015.

Sincerely,

/s/ Taylor V. Edwards

Taylor V. Edwards

Vice President and Senior Counsel

(212) 323-0310

tedwards@ofiglobal.com

cc:    Kramer Levin Naftalis & Frankel LLP

Gloria LaFond

Edward Gizzi, Esq.